SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2023 Shares $ / shares	Dec. 31, 2022 Shares $ / shares	Dec. 31, 2021 Shares $ / shares
Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	4,036,024	4,233,950	4,030,702
Granted | Shares	626,000	605,500	987,750
Exercised | Shares	0	(5,624)	(151,995)
Forfeited | Shares	(687,506)	(797,802)	(632,507)
Outstanding at end of year | Shares	3,974,518	4,036,024	4,233,950
Exercisable at end of year | Shares	2,841,828	2,755,280	2,558,643
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 4.17	$ 5.54	$ 6.24
Granted | $ / shares	0.8	1.04	3.69
Exercised | $ / shares	0	1.09	2.81
Forfeited | $ / shares	7.81	5.75	9.06
Outstanding at end of year | $ / shares	2.88	4.17	5.54
Exercisable at end of year | $ / shares	$ 3.48	$ 5.32	$ 7.31
Subsidiaries Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	2,273,489	1,901,992
Granted | Shares	854,139	877,689
Exercised | Shares	0	(8,270)
Forfeited | Shares	(596,494)	(497,922)
Outstanding at end of year | Shares	2,531,134	2,273,489	1,901,992
Exercisable at end of year | Shares	1,530,420	1,194,122
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 1.72	$ 1.39
Granted | $ / shares	2.1	2.74
Exercised | $ / shares	0	0.2
Forfeited | $ / shares	2.68	4.05
Outstanding at end of year | $ / shares	1.63	1.72	$ 1.39
Exercisable at end of year | $ / shares	$ 1.09	$ 0.58